MAJOR CUSTOMER (Details) (Sales Revenue, Goods, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
MAJOR CUSTOMER (Details) [Line Items]
Concentration Risk, Percentage	60.00%	75.00%